Income tax expense	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Income tax expense
8.	Income tax expense
No profits tax has been provided as there are no assessable profits arising during the six-month ended June 30, 2026 and 2025.